Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current prepayments [abstract]
Prepaid insurance	$ 196,843	$ 478,116
Other prepaid expense	89,955	327,538
Prepaid stock compensation	607,653
Security deposits	127,294	135,061
VAT receivable	162,930	260,955
Other assets		108
Prepaid and Other Current Assets	$ 1,184,675	$ 1,201,778